Trade And Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Schedule of Other Payables

Other payables

	December 31,	December 31,
	2022	2023
Payables for cash-settled long-term incentive plan (Note 19)	$234,448	$46,699
Payables for salaries and bonuses	1,375,627	1,748,901
Payables for professional fees	560,578	1,098,536
Others	154,385	187,193
Total other payables	$2,325,038	$3,081,329
Maturity analysis:
On demand or within 1 year	$2,325,038	$3,081,329